UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07989

                                 Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                 Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (213) 244-0000

Date of fiscal year end:   March 31

Date of reporting period:   July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

Form N-PX

REGISTRANT NAME: Metropolitan West High Yield Bond Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-07989

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 865 S Figueroa Street, Los Angeles, CA 90017

NAME OF SERIES (AS APPLICABLE): Metropolitan West Funds

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/ Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Patrick J. Bartels, Jr.	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect James N. Chapman	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect John W. Eaves	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Sherman K. Edmiston	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Patrick A Krieghauser	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Richard A. Navarre	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Scott D. Vogel	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Advisory Vote on Executive Compensation	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Frequency of Advisory Vote on Executive Compensation	Issuer	Voted	1 Year	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Ratification of Auditor	Issuer	Voted	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect Mark S. Siegel	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect Charles O. Buckner	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect Michael W. Conlon	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect William A Hendricks, Jr.	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect Curtis W. Huff	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect Terry H. Hunt	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Elect Tiffany J. Thom	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Amendment to the 2014 Long-Term Incentive Plan	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Ratification of Auditor	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Advisory Vote on Executive Compensation	Issuer	Take No Action	TNA	N/A
Patterson-UTI Energy, Inc.	PTEN	703481101	06/29/2017	Frequency of Advisory Vote on Executive Compensation	Issuer	Take No Action	TNA	N/A
Seventy Seven Energy Inc	SVNT	81809A100	04/20/2017	Merger/Acquisition	Issuer	Voted	For	For
Seventy Seven Energy Inc	SVNT	81809A100	04/20/2017	Advisory Vote on Golden Parachutes	Issuer	Voted	For	For
Seventy Seven Energy Inc	SVNT	81809A100	04/20/2017	Right to Adjourn Meeting	Issuer	Voted	For	For

Form N-PX

REGISTRANT NAME: Metropolitan West Strategic Income Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-07989

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 865 S Figueroa Street, Los Angeles, CA 90017

NAME OF SERIES (AS APPLICABLE): Metropolitan West Funds

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Gary Kain	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Morris A. Davis	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Larry K. Harvey	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Prue B. Larocca	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Paul E. Mullings	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Advisory Vote on Executive Compensation	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Frequency of Advisory Vote on Executive Compensation	Issuer	Voted	1 Year	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Ratification of Auditor	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	12/09/2016	2016 Equity and Incentive Compensation Plan	Issuer	Voted	For	For

Form N-PX

REGISTRANT NAME: Metropolitan West Total Return Bond Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-07989

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 865 S Figueroa Street, Los Angeles, CA 90017

NAME OF SERIES (AS APPLICABLE): Metropolitan West Funds

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/ Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Patrick J. Bartels, Jr.	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect James N. Chapman	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect John W. Eaves	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Sherman K. Edmiston	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Patrick A Krieghauser	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Richard A. Navarre	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Elect Scott D. Vogel	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Advisory Vote on Executive Compensation	Issuer	Voted	For	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Frequency of Advisory Vote on Executive Compensation	Issuer	Voted	1 Year	For
Arch Coal Inc.	ARCH	039380407	05/04/2017	Ratification of Auditor	Issuer	Voted	For	For

Form N-PX

REGISTRANT NAME: Metropolitan West Unconstrained Bond Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-07989

REPORTING PERIOD: 07/01/2016 - 06/30/2017

REGISTRANT ADDRESS: 865 S Figueroa Street, Los Angeles, CA 90017

NAME OF SERIES (AS APPLICABLE): Metropolitan West Funds

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer/ Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Gary Kain	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Morris A. Davis	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Larry K. Harvey	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Prue B. Larocca	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Elect Paul E. Mullings	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Advisory Vote on Executive Compensation	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Frequency of Advisory Vote on Executive Compensation	Issuer	Voted	1 Year	For
AGNC Investment Corp.	AGNC	00123Q104	04/20/2017	Ratification of Auditor	Issuer	Voted	For	For
AGNC Investment Corp.	AGNC	00123Q104	12/09/2016	2016 Equity and Incentive Compensation Plan	Issuer	Voted	For	For

The following series of the Metropolitan West Funds did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

Metropolitan West Ultra Short Bond Fund

Metropolitan West Low Duration Bond Fund

Metropolitan West Intermediate Bond Fund

Metropolitan West AlphaTrak 500 Fund

Metropolitan West Floating Rate Income Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/15/17

*Print the name and title of each signing officer under his or her signature.